Warrants (Tables)	8 Months Ended
Sep. 30, 2024
Warrants [Abstract]
Schedule of Warrants Outstanding	The Company warrants outstanding at September 30, 2024 are presented below:
Balance September 30, 2024
Common Warrants
Preferred Warrants (Predecessor)	-
Public Warrants (Successor)	91,925
Conversion Warrants (Successor)	3,250
Common February 2024 PIPE Warrants (Successor)	6,127
Common September 2024 PIPE Warrants (Successor)	81,752
Weighted average exercise price	$604.00
Weighted average remaining life (years)	3.9

Series A Preferred Warrants (Successor)	2,462
Exercise price	$800
Remaining life (years)	0.38